Commitments and Contingent Liabilities (Details Narrative) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 20, 2001	Jul. 31, 2013 President	Jul. 31, 2013 Antigen Employees	Jul. 31, 2011 Termination Of Employee	May 20, 2011 Termination Of Employee	Jul. 31, 2011 Breach of contract and detinue	Jul. 31, 2011 Punitive Damages	Jul. 31, 2012 Sale Of Estate	Nov. 16, 2012 Damages for Unpaid Invoices	Jul. 31, 2012 Damages for Unpaid Invoices	Jul. 31, 2013 Clinical Study Agreement	Jul. 31, 2013 Insurance Policy
Lease Expense	$ 153,000	$ 185,000	$ 210,000
Minimum units purchased, each year	10,000,000
Commitments with Antigen														226,000	108,000
Monthly gross rent, including taxes and expenses	6,800
Shares of CBI owned by former business associate				50.00%
Shares of CBI owned by Company				50.00%
Value of damages sought							7,000,000		550,000	50,000	1,730,000		429,000
Counterclaim proceeding								2,300,000	200,000
Lawsuit filing date							20-May-11		1-Jun-11		31-Aug-11		31-Dec-11
Name of Plaintiff							Ms. Perri		Golden Bull Estates		Antonio Perri		Vendor
Settlement of litigation												125,000
Interest per annum, failure to pay settlement													3.00%
Fixed cost per annum, failure to pay settlement													25,000
Annual salary					$ 475,000	$ 371,305